Note 12 - Income Taxes (Details) - Tax Rate Reconciliation (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax Rate Reconciliation [Abstract]
Provision at statutory rate (in Dollars)									$ 3,062	$ 2,700	$ 1,606
Provision at statutory rate									34.00%	34.00%	34.00%
Tax-free income (in Dollars)									(1,138)	(1,095)	(1,071)
Tax-free income									(12.60%)	(13.80%)	(22.70%)
Nondeductible interest expense (in Dollars)									45	48	61
Nondeductible interest expense									0.50%	0.60%	1.30%
Other (in Dollars)									10	9
Other									0.10%	0.10%
Actual tax expense and effective rate (in Dollars)	$ 500	$ 521	$ 476	$ 482	$ 270	$ 494	$ 463	$ 435	$ 1,979	$ 1,662	$ 596
Actual tax expense and effective rate									22.00%	20.90%	12.60%